UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2008

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth J. Van Heel
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-1915

Signature, Place, and Date of Signing:

/S/ KENNETH J. VAN HEEL, MIDLAND, MICHIGAN, (May 6, 2008)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 31
Form 13F Information table Value Total(x 1000): $736,110



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other

SPDR TR			Comm	78462F103	289,329		2,192,387	X		      2,192,387
ISHARES S&P 500 INDEX	Comm	464287200	 63,332		  479,500	X		        479,500
ISHARES S&P 100 INDEX	Comm	464287101	 45,619		  739,600	X			739,600
DIAMONDS TRUST SERIES 1	Comm	252787106	 41,016		  335,100	X			335,100
PowerShares		Comm	73935A104	 25,454		  582,200	X			582,200
TEVA PHARMACEUTICALS	Comm	881624209	 22,458		  486,200	X			486,200
FLOUR CORP		Comm	343412102	 20,835		  147,600	X			147,600
CISCO SYS INC		Comm	17275R102	 20,609		  855,500	X			855,500
BAKER HUGHES		Comm	057224107	 20,228		  295,300	X			295,300
WEATHERFORD INTERNL	Comm	G95089101	 18,509		  255,400	X			255,400
DEERE & COMPANY		Comm	244199105	 18,123		  225,300	X			225,300
AMERICA MOVIL ADR	Comm	02364W105	 17,167		  269,534	X			269,534
SUNCOR ENERGY INC	Comm	867229106	 16,881		  175,200	X			175,200
APPLE COMPUTER INC	Comm	037833100	 16,302		  113,600	X			113,600
AFLAC INCORPORATED	Comm	001055102	 13,087		  201,500	X			201,500
CORNING INC.		Comm	219350105	 12,905		  536,800	X			536,800
DIAGEO PLC-SPONSORED	Comm	25243Q205	 11,588		  142,500	X			142,500
MONSANTO CO		Comm	61166W101	 10,983		   98,500	X			 98,500
POTASHCORP-SASKATCHEWAN	Comm	73755L107	  7,326		   47,200	X			 47,200
SUNPOWER CORPORATION	Comm	867652109	  7,160		   96,100	X			 96,100
Jacobs Engineering Grp	Comm	469814107	  6,984		   94,900	X			 94,900
SPDR FINANCIAL INDEX	Comm	81369Y605	  5,864		  235,800	X			235,800
HANESBRANDS INC.	Comm	410345102	  5,387		  184,500	X			184,500
DISCOVERY LABORATORIES	Comm	254668106	    499		  240,000	X			240,000
ALEXZA PHARMACEUTICALS	Comm	015384100	    438		   69,246	X			 69,246
AMICUS THERAPEUTICS INC	Comm	03152W109	    414		   42,000	X			 42,000
CRITICAL THERAPEUTICS	Comm	22674T105	    320		  294,000	X			294,000
NEUROGESX INC		Comm	641252101	  1,734		  198,553	X			198,553
ACCUSPHERE		Comm	00511R870	    202		  421,507	X			421,507
ENTROPIC		Comm	29384R105	  6,572		1,476,954	X		      1,476,954
INSULET			Comm	45784P101	  8,785		  152,526	X			152,526


GRAND TOTALS				        736,110


